OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income, Related Party Receivable and Payable [Abstract]
Interest charges			$ 39,429,100	$ 2,038,700
Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Proceeds from related party		$ 95,518,000
Repayment from related party	$ 95,518,000
Related Party [Member] | Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Other income			0	$ 0	$ 2,123,296,000
Other receivable					23,296,000
Related party sale cost					$ 0
Interest charges			$ 0